Financial income (Tables)	12 Months Ended
Dec. 31, 2022
Financial income
Schedule of financial income

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Interests	372	1	3
Exchange differences	6,041	3,648	59
Other	350	26	—
Total financial income	6,763	3,675	62